CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2025 ₪ / shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses | $		$ 802		$ 461
Ordinary shares, par value per share | ₪ / shares	₪ 0.2		₪ 0.2
Ordinary shares, shares authorized		90,000,000		90,000,000
Ordinary shares, shares issued		57,196,198		57,017,032
Ordinary shares, shares outstanding		57,196,198		57,017,032